Other Financial Liabilities - Schedule of Interest-bearing Borrowings (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Jan. 01, 2016
Disclosure Of Financial Liabilities [Line Items]
Current	$ 670,916	$ 743,746	$ 869,208
Non-Current	4,333,042	3,564,024	2,600,816
Bank Loans [Member]
Disclosure Of Financial Liabilities [Line Items]
Current	336,937	236,220	264,900
Non-Current	1,164,786	728,625	327,568
Unsecured Obligations [Member]
Disclosure Of Financial Liabilities [Line Items]
Current	271,665	458,908	501,608
Non-Current	2,906,343	2,695,826	1,959,721
Financial Leases [Member]
Disclosure Of Financial Liabilities [Line Items]
Current	26,647	42,494	27,696
Non-Current	77,845	82,696	82,615
Other Obligations [Member]
Disclosure Of Financial Liabilities [Line Items]
Current	35,667	6,124	75,004
Non-Current	$ 184,068	$ 56,877	$ 230,912